Derivative Financial Instruments - Summary of Financial Derivatives at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable			$ 30,780
Average fair value of trading derivatives, Unfavourable			34,032
Year-end fair value, Favourable	$ 37,558	[1]	35,364
Year-end fair value, Unfavourable	37,967	[1]	34,200
Net derivative financial instruments, Year-end fair value, Favourable	14,727		15,044
Net derivative financial instruments, Year-end fair value, Unfavourable	14,602		18,983
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	37,558		35,364
Year-end fair value, Unfavourable	37,967		34,200
Less impact of master netting and collateral Year-end fair value, Favourable	27,934		28,107
Less impact of master netting and collateral Year-end fair value, Unfavourable	27,934		28,107
Net derivative financial instruments, Year-end fair value, Favourable	9,624		7,257
Net derivative financial instruments, Year-end fair value, Unfavourable	10,033		6,093
Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	30,577
Average fair value of trading derivatives, Unfavourable	31,020
Year-end fair value, Favourable	33,937		30,648
Year-end fair value, Unfavourable	32,300		30,545
Derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	3,621		4,716
Year-end fair value, Unfavourable	5,667		3,655
Interest rate contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	8,360
Average fair value of trading derivatives, Unfavourable	10,254
Year-end fair value, Favourable	8,319		8,975
Year-end fair value, Unfavourable	9,084		10,406
Interest rate contracts [member] | Derivatives [member] | Forward contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	83
Average fair value of trading derivatives, Unfavourable	17
Year-end fair value, Favourable	57		27
Year-end fair value, Unfavourable			1
Interest rate contracts [member] | Derivatives [member] | Swaps [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	8,193
Average fair value of trading derivatives, Unfavourable	10,130
Year-end fair value, Favourable	8,158		8,895
Year-end fair value, Unfavourable	8,956		10,330
Interest rate contracts [member] | Derivatives [member] | Swaps [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	720		803
Year-end fair value, Unfavourable	2,002		684
Interest rate contracts [member] | Derivatives [member] | Option contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	84
Average fair value of trading derivatives, Unfavourable	107
Year-end fair value, Favourable	104		53
Year-end fair value, Unfavourable	128		75
Foreign exchange and gold contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	16,638
Average fair value of trading derivatives, Unfavourable	14,493
Year-end fair value, Favourable	19,301		17,648
Year-end fair value, Unfavourable	16,923		14,678
Foreign exchange and gold contracts [member] | Derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	2,901		3,852
Year-end fair value, Unfavourable	3,614		2,971
Foreign exchange and gold contracts [member] | Derivatives [member] | Forward contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	5,213
Average fair value of trading derivatives, Unfavourable	5,232
Year-end fair value, Favourable	6,611		5,973
Year-end fair value, Unfavourable	5,800		5,223
Foreign exchange and gold contracts [member] | Derivatives [member] | Forward contract [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	331		634
Year-end fair value, Unfavourable	310		215
Foreign exchange and gold contracts [member] | Derivatives [member] | Swaps [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	10,660
Average fair value of trading derivatives, Unfavourable	8,570
Year-end fair value, Favourable	11,864		10,945
Year-end fair value, Unfavourable	10,292		8,774
Foreign exchange and gold contracts [member] | Derivatives [member] | Swaps [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	2,570		3,218
Year-end fair value, Unfavourable	3,304		2,756
Foreign exchange and gold contracts [member] | Derivatives [member] | Option contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	765
Average fair value of trading derivatives, Unfavourable	691
Year-end fair value, Favourable	826		730
Year-end fair value, Unfavourable	831		681
Other derivative contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	5,579
Average fair value of trading derivatives, Unfavourable	6,273
Year-end fair value, Favourable	6,317		4,025
Year-end fair value, Unfavourable	6,293		5,461
Other derivative contracts [member] | Derivatives [member] | Equity derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	2,451
Average fair value of trading derivatives, Unfavourable	3,380
Year-end fair value, Favourable	2,361		2,274
Year-end fair value, Unfavourable	2,895		3,233
Other derivative contracts [member] | Derivatives [member] | Equity derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable			61
Year-end fair value, Unfavourable	51
Other derivative contracts [member] | Derivatives [member] | Credit Derivative [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	299
Average fair value of trading derivatives, Unfavourable	128
Year-end fair value, Favourable	349		175
Year-end fair value, Unfavourable	70		179
Other derivative contracts [member] | Derivatives [member] | Commodity and other contracts [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	2,829
Average fair value of trading derivatives, Unfavourable	2,765
Year-end fair value, Favourable	3,607		1,576
Year-end fair value, Unfavourable	$ 3,328		$ 2,049

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).